Statements of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Series C-1 Preferred Warrants	Common Warrants	Accumulated Deficit
BALANCE at Dec. 31, 2008	$ (115,887)	$ 51	$ 3,474		$ 58	$ (119,470)
BALANCE (in shares) at Dec. 31, 2008		1,490,113
Redeemable preferred stock accretion and dividends	(7,848)					(7,848)
Issuance of common stock (in shares)		92,351
Issuance of common stock	461	3	458
Exercise of stock options (in shares)	3,860	3,860
Exercise of stock options	6		6
Exercise of common stock warrants (in shares)		12,247
Exercise of common stock warrants	31		31
Retirement of common stock warrants			1		(1)
Issuance of series C-1 preferred stock warrants	1,472			1,472
Accretion of series C-1 preferred stock beneficial conversion feature			355			(355)
Stock compensation expense	511		511
Net loss	(44,218)					(44,218)
BALANCE at Dec. 31, 2009	(165,472)	54	4,836	1,472	57	(171,891)
BALANCE (in shares) at Dec. 31, 2009		1,598,571
Redeemable preferred stock accretion and dividends	(3,104)					(3,104)
Issuance of common stock (in shares)		29,421,942
Issuance of common stock	192,963	256	192,707
Issuance of common warrants	366				366
Exercise of stock options (in shares)	44,499	44,499
Exercise of stock options	94	1	93
Exercise of common stock warrants (in shares)		190,941
Exercise of common stock warrants	612	2	618		(8)
Exercise of series C-1 preferred stock warrants	(1,472)			(1,472)
IPO costs	(2,282)		(2,282)
Elimination of preferred stock conversion feature upon conversion of preferred stock to common stock	36,528		36,528
Stock compensation expense	838		838
Net loss	(13,859)					(13,859)
BALANCE at Dec. 31, 2010	45,212	313	233,338		415	(188,854)
BALANCE (in shares) at Dec. 31, 2010		31,255,953
Issuance of common stock (in shares)		21,910
Issuance of common stock	154		154
Exercise of stock options (in shares)	144,787	144,787
Exercise of stock options	236	1	235
Exercise of common stock warrants (in shares)		4,705
Exercise of common stock warrants	19		19
Stock compensation expense	1,873		1,873
Net loss	(22,516)					(22,516)
BALANCE at Dec. 31, 2011	$ 24,978	$ 314	$ 235,619		$ 415	$ (211,370)
BALANCE (in shares) at Dec. 31, 2011		31,427,355